Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,025,000
Previously Paid Amount
Total Fee Amount	18,222.73
Total Offset Amount
Net Fee	$ 18,222.73